PIMCO StocksPLUS Fund
Institutional Class Shares

April 30, 1999

This profile summarizes key information about the Fund that is included in the Funds Prospectus. The Funds Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.


P  I  M  C  O
F U N D S

WHAT IS THE PIMCO STOCKS PLUS FUNDS INVESTMENT
OBJECTIVE?

The Funds investment objective is to achieve a total return which exceeds the total return performance of the Standard
& Poors 500 Composite Stock Price Index (S&P 500).
Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

WHAT IS THE FUNDS PRINCIPAL INVESTMENT
STRATEGY?

The Fund normally invests in common stocks, options, futures, options on futures and swaps. StocksPLUS is the name of a proprietary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser expects to normally invest substantially all of its assets in S&P
500 derivatives, backed by a portfolio of fixed income instruments. The Adviser will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the portfolio, with a view toward enhancing the portfolios total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year.

Assets not invested in equity securities may be invested in a diversified portfolio of fixed income securities of varying maturities. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts.

Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

* Market Risk: the value of the Funds shares is based on the value of the securities it owns. The market value of securities may move up and down, sometimes rapidly and unpredictably. The value of S&P 500 derivatives will fluctuate with changes in the market value of S&P 500 stocks. The Fund could experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 stocks.

* Interest Rate Risk: if rates rise, the value of the Funds holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

* Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Funds holdings. Securities rated below investment grade carry a high degree of credit risk.

* Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Funds Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Funds historical returns from year to year. The Funds past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

1998    28.32%

1997    32.85%

1996    23.07%

1995    40.51%

1994    2.92%

1993    8.89%*


* The return for 1993 in the above bar chart reflects performance from the Funds inception date on May 14, 1993, and is not annualized. During the five-year period shown in the bar chart, the highest quarterly return was 21.44% (for the quarter ended December 31, 1998) and the lowest quarterly return was -9.77% (for the quarter ended
September 30, 1998). As of March 31, 1999, the end of the most recent calendar quarter, the Funds year-to-date return was 4.16%.

PIMCO STOCKS PLUS . INSTITUTIONAL CLASS SHARES

The table below shows how the Funds average annual returns net of fees for the periods indicated compare to those of the Funds benchmark, the S&P 500 Index. This is a widely recognized, unmanaged market index generally considered representative of the stock market as a whole.

Average Annual Total Returns Net of Fees for the periods ended March 31, 1999

                                Since
                1 year  5 years Inception\1\
StocksPLUS Fund,
        Institutional Class     17.65%  26.99%  23.05%
S&P 500 Index   18.46%  26.25%  22.38%

\1\ Calculated as of June 1, 1993, the first full month following the Funds Institutional Class inception on May 14, 1993.
The Funds average annual return for the period from actual inception on May 14, 1993 through March 31, 1999 was
23.37%.

WHAT ARE THE FUNDS FEES AND EXPENSES?

Shareholder Fees

The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Funds Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory fee    0.40%
Administrative fee      0.25%
Distribution (12b-1) and/or service fees        None
Other expenses\2\       0.00%
Total annual operating expenses 0.65%

\2\ Other expenses, which may include expenses such as fees and expenses of the Funds independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000
investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Funds operating expenses remain the same:

                1 year  3 years 5 years 10 years
        StocksPLUS Fund,
          Institutional Class   $66     $208    $362
        $810

Actual expenses may be higher or lower than those shown.
Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

WHO IS THE FUNDS INVESTMENT ADVISER?

Pacific Investment Management Company (PIMCO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $165 billion in assets under management as of March 31, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments.

[PHOTO OF WILLIAM H. GROSS HERE]

The Funds portfolio is managed by a team led by William H.
Gross. A Fixed Income Portfolio Manager, Mr. Gross is a
Managing Director and one of the founders of PIMCO.
He has led the team managing the StocksPLUS Fund since
January 6, 1998 and has managed various PIMCO Funds since 1987.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

* Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

* Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

* Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

(Continued on back).

PIMCO STOCKS PLUS FUND . INSTITUTIONAL CLASS SHARES

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on
any business day. You may sell by:

* Sending a written request by mail to PIMCO Funds.

* Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

* By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCOs Shareholder Services offer several programs to investors:

* The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund
(except PIMCO International Bond and Emerging
Markets Bond II Funds).

* Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling 1-800-987-4626.

* Information about PIMCO Funds can be obtained on PIMCOs Institutional Web site at www.pimco.com.


P  I  M  C  O
F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKS PLUS . INSTITUTIONAL CLAS SHARES


<page break>
PIMCO High Yield Fund
Institutional Class Shares

April 30, 1999

This profile summarizes key information about the Fund that is included in the Funds Prospectus. The Funds Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

P  I  M  C  O
F U N D S

WHAT IS THE PIMCO HIGH YIELD FUND'S
INVESTMENT OBJECTIVE?

The Funds investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund normally invests at least 65% of its assets in a diversified portfolio of high yield fixed income securities rated below investment grade, i.e., lower than Baa by Moodys or lower than BBB by S&P but rated at least
B by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The remainder of the Funds assets may be invested in investment grade fixed income securities. The average portfolio duration of the Fund will normally vary within a two- to six-year time frame based on the Advisers forecast for interest rates.

The Fund may invest its assets in securities of foreign issuers, but only those that are U.S. dollar-denominated. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements and may also engage in hedging strategies involving equity options.

Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

* Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default, become bankrupt or become unable to meet a financial obligation thereby decreasing the value of the Funds holdings. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession. Securities rated below investment grade carry a high degree of credit risk.

* Market Risk: the value of the Funds shares is based on the value of the bonds and other securities it owns.
Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

* Interest Rate Risk: if rates rise, the value of the Funds holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

* Foreign Securities Risk: in addition to the risks described above, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in securities of foreign issuers.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Funds Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Funds historical returns from year to year. The Funds past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

1998    6.54%

1997    13.21%

1996    11.68%

1995    20.58%

1994    2.40%

1993    18.70%

During the six-year period shown in the bar chart, the highest quarterly return was 6.27% (for the quarter ended March 31, 1993) and the lowest quarterly return was -1.76% (for the quarter ended September 30, 1998). As of March 31, 1999, the end of the most recent calendar quarter, the Funds year-to-date return was 1.32%.

PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES

The table below shows how the Funds average annual returns net of fees for the periods indicated compare to those of the Funds benchmark, the Lehman Brothers BB
Intermediate Corporate Index. This is a widely recognized, unmanaged market index comprised of various fixed income securities rated BB.

Average Annual Total Returns Net of Fees for the periods ended March 31, 1999

                                Since
                1 year  5 years Inception\1\
High Yield Fund,
        Institutional Class     4.73%   10.59%  11.75%
Lehman Brothers BB
        Intermediate Corporate
        Index   4.39%   8.87%   9.76%

\1\ Calculated as of January 1, 1993, the first full month following the Funds Institutional Class inception on December 16, 1992. The Funds average annual return for the period from actual inception on December 16, 1992 through March 31, 1999 was 11.71%.

WHAT ARE THE FUNDS FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Funds Institutional
Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory fee    0.25%
Administrative fee      0.25%
Distribution (12b-1) and/or service fees        None
Other expenses\2\       0.00%
Total annual operating expenses 0.50%

\2\ Other expenses, which may include expenses such as fees and expenses of the Funds independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000
investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Funds operating expenses remain the same:

                1 year  3 years 5 years 10 years
        High Yield Fund,
          Institutional Class   $51     $160    $280
        $628

Actual expenses may be higher or lower than those shown.
Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUNDS INVESTMENT ADVISER?

Pacific Investment Management Company (PIMCO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $165 billion in assets under management as of March 31, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments.

[PHOTO OF BENJAMIN TROSKY APPEARS HERE]

The Funds portfolio is managed by Benjamin Trosky. A
Fixed Income Portfolio Manager, Mr. Trosky joined
PIMCO in 1990 and is a Managing Director. He has managed the High Yield Fund since its inception on December 16, 1992.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

* Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

* Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

* Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

(Continued on back).

PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on
any business day. You may sell by:

* Sending a written request by mail to PIMCO Funds.

* Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

* By sending a fax to our Shareholder Services department at 1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXES?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCOs Shareholder Services offer several programs to investors:

* The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except
PIMCO International Bond and Emerging Markets
Bond II Funds).

* Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling 1-800-987-4626.

* Information about PIMCO Funds can be obtained on PIMCOs Institutional Web site at www.pimco.com.



P  I  M  C  O
F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHRES


<page break>
PIMCO Total Return Fund
Institutional Class Shares

April 30, 1999

This profile summarizes key information about the Fund that is included in the Funds Prospectus. The Funds Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

P  I  M  C  O
F U N D S

WHAT IS THE PIMCO TOTAL RETURN FUND'S
INVESTMENT OBJECTIVE?

The Funds investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

What is the Funds principal investment strategy?

The Fund normally invests at least 65% of its assets in a diversified portfolio of bonds and other types of fixed income instruments of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Advisers forecast for interest rates. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

* Market Risk: the value of the Funds shares is based on the value of the bonds and other securities it owns.
Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

* Interest Rate Risk: if rates rise, the value of the Funds holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

* Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Funds holdings. Below investment grade bonds carry a high degree of credit risk.

* Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Funds Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Funds historical returns from year to year. The Funds past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

1998    9.77%

1997    10.16%

1996    4.69%

1995    19.78%

1994    -3.57%

1993    12.51%

1992    9.74%

1991    19.56%

1990    8.05%

1989    14.24%

During the ten-year period shown in the bar chart, the highest quarterly return was 8.26% (for the quarter ended June 30, 1989) and the lowest quarterly return was -2.69% (for the quarter ended March 31, 1994). As of March 31, 1999, the end of the most recent calendar quarter, the Fund's year-to-date return was -0.40%.

PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES

The table below shows how the Funds average annual returns net of fees for the periods indicated compare to those of the Funds benchmark, the Lehman Brothers
Aggregate Bond Index. This is a widely recognized, unmanaged market index representative of the U.S.
taxable fixed income universe.

Average Annual Total Returns Net of Fees for the periods ended March 31, 1999

                1 year  5 years 10 Years
Total Return Fund,
        Institutional Class     7.60%   8.40%   10.13%
Lehman Brothers
        Aggregate Bond Index    6.49%   7.79%   9.08%

WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Funds Institutional
Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory fee    0.25%
Administrative fee      0.18%
Distribution (12b-1) and/or service fees        None
Other expenses\1\       0.00%
Total annual operating expenses 0.43%

\1\ Other expenses, which may include expenses such as fees and expenses of the Funds independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000
investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Funds operating expenses remain the same:

                1 year  3 years 5 years 10 years
        Total Return Fund,
           Institutional Class  $44     $138    $241
        $542

Actual expenses may be higher or lower than those shown.
Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (PIMCO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $165 billion in assets under management as of March 31, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments.

[PHOTO OF WILLIAM H. GROSS APPEARS HERE]

The Funds portfolio is managed by William H. Gross. A
Fixed Income Portfolio Manager, Mr. Gross is a Managing
Director and one of the founders of PIMCO. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

* Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

* Exchanging Institutional Class shares in any amount from another PIMCO Funds account
* Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on
any business day. You may sell by:

* Sending a written request by mail to PIMCO Funds.

* Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

* By sending a fax to our Shareholder Services department at 1-949-725-6830.

(Continued on back).

PIMCO TOTAL RETURN . INSTITUTIONAL CLASS SHARES

HOW ARE THE DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCOs Shareholder Services offer several programs to investors:

* The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except
PIMCO International Bond and Emerging Markets
Bond II Funds).

* Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling 1-800-987-4626.

* Information about PIMCO Funds can be obtained on PIMCOs Institutional Web site at www.pimco.com.


P  I  M  C  O
F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES


<page break>

PIMCO Low Duration Fund
Institutional Class Shares

April 30, 1999

This profile summarizes key information about the Fund that is included in the Funds Prospectus. The Funds Prospectus includes additional information about the Fund, including a more description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

P  I  M  C  O
F U N D S

WHAT IS THE PIMCO LOW DURATION FUND'
INVESTMENT?

The Funds investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a one- to three-year time frame based on the Advisers forecast for interest rates.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

* Market Risk: the value of the Funds shares is based on the value of the bonds and other securities it owns.
Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

* Interest Rate Risk: if rates rise, the value of the Funds holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

* Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Funds holdings. Below investment grade bonds carry a high degree of credit risk.

* Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Funds Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Funds historical returns from year to year. The Funds past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

1998    7.16%

1997    8.24%

1996    6.14%

1995    11.93%

1994    0.63%

1993    7.76%

1992    7.69%

1991    13.46%

1990    9.05%

1989    11.60

During the ten-year period shown in the bar chart, the highest quarterly return was 5.52% (for the quarter ended June 30, 1989) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1994). As of March 31, 1999, the end of the most recent calendar quarter, the Fund's year-to-date return was 0.78%.

PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES

The table below shows how the Funds average annual returns net of fees for the periods indicated compare to those of the Funds benchmark, the Merrill Lynch 1-3
Year Treasury Index. This is a widely recognized, unmanaged market index made up of U.S. Treasury issues with maturities from one to three years.

Average Annual Total Returns Net of Fees for the periods ended March 31, 1999

                1 year  5 years 10 Years
Low Duration Fund,
        Institutional Class     6.35%   6.99%   8.25%
Merrill Lynch 1-3 Year
        Treasury Index  6.08%   6.22%   7.30%

WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Funds Institutional
Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory fee    0.25%
Administrative fee      0.18%
Distribution (12b-1) and/or service fees        None
Other expenses\1\       0.00%
Total annual operating expenses 0.43%

\1\ Other expenses, which may include expenses such as fees and expenses of the Funds independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000
investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Funds operating expenses remain the same:

                1 year  3 years 5 years 10 years
        Low Duration Fund,
          Institutional Class   $44     $138    $241
        $542

Actual expenses may be higher or lower than those shown.
Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (PIMCO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $165 billion in assets under management as of March 31, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments.

[PHOTO OF WILLIAM H. GROSS APPEARS HERE]

The Funds portfolio is managed by William H. Gross. A
Fixed Income Portfolio Manager, Mr. Gross is a Managing
Director and one of the founders of PIMCO. He has managed the Low Duration Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

* Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

* Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

* Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on
any business day. You may sell by:

* Sending a written request by mail to PIMCO Funds.

* Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

* By sending a fax to our Shareholder Services department at 1-949-725-6830.

(Continued on back).

PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES


HOW ARE THE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCOs Shareholder Services offer several programs to investors:

* The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund
(except PIMCO International Bond and Emerging
Markets Bond II Funds).

* Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling 1-800-987-4626.

* Information about PIMCO Funds can be obtained on PIMCOs Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES


<page break>
PIMCO Foreign Bond Fund
Institutional Class Shares

April 30, 1999

This profile summarizes key information about the Fund that is included in the Funds Prospectus. The Funds Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

P  I  M  C  O
F U N D S

WHAT IS THE PIMCO FOREIGN BOND FUND'S
INVESTMENT OBJECTIVE?

The Funds investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund invests in a portfolio of fixed income securities primarily denominated in major foreign currencies and baskets of foreign currencies (such as the euro). The
Fund normally invests at least 85% of its assets in securities of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The average portfolio duration of the Fund will normally vary within a three- to seven-year time frame based on the Advisers forecast for interest rates. The Adviser will select the Funds foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality).
The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year.
You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

* Market Risk: the value of the Funds shares is based on the value of the bonds and other securities it owns.
Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Because it is non-diversified, the portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

* Interest Rate Risk: if rates rise, the value of the Funds holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

* Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Funds holdings. Securities rated below investment grade carry a high degree of credit risk.

* Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Funds Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Funds historical returns from year to year. The Funds past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

1998    10.03%

1997    9.60%

1996    18.89%

1995    21.22%

1994    -7.30%

1993    16.40%

During the six-year period shown in the bar chart, the highest quarterly return was 7.23% (for the quarter ended December
31, 1995) and the lowest quarterly return was -4.22% (for the quarter ended March 31, 1994). As of March 31, 1999, the end of the most recent calendar quarter, the Fund's year-to-date return was 1.68%.

PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES

The table below shows how the Funds average annual returns net of fees for the periods indicated compare to those of the Funds benchmark, the J.P. Morgan Non-U.S.
Index (Hedged). This is a widely recognized, unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Average Annual Total Returns Net of Fees for the periods ended March 31, 1999

                                Since
                1 year  5 years Inception\1\
Foreign Bond Fund,
        Institutional Class     7.92%   11.33%  10.88%
J.P. Morgan Non-U.S.
        Index (Hedged)  10.59%  10.65%  10.06%

\1\ Calculated as of January 1, 1993, the first full month following the Funds Institutional Class inception on December 3, 1992. The Fund's average annual return for the period from actual inception on December 3, 1992 through March 31, 1999 was 11.01%.

WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Funds Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

Advisory fee    0.25%
Administrative fee      0.25%
Distribution (12b-1) and/or service fees        None
Other expenses\2\       0.00%
Total annual operating expenses 0.50%

\2\ Other expenses, which may include expenses such as fees and expenses of the Funds independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000
investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Funds operating expenses remain the same:

                1 year  3 years 5 years 10 years
        Foreign Bond Fund,
          Institutional Class   $51     $160    $280
        $628

Actual expenses may be higher or lower than those shown.
Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company (PIMCO), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $165 billion in assets under management as of March 31, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments.

[PHOTO OF LEE R. THOMAS, III APPEARS HERE]

The Funds portfolio is managed by Lee R. Thomas, III. A
Fixed Income Portfolio Manager, Mr. Thomas is a
Managing Director and Senior International Portfolio
Manager and has managed assets for various institutional accounts for PIMCO since 1995. He has managed the Foreign Bond Fund since July 13, 1995. Prior to joining
PIMCO in 1995, Mr. Thomas was associated with Investcorp as a member of the management committee responsible for global securities and foreign exchange trading.

HOW DI I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial nvestment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

* Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

* Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DI I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on
any business day. You may sell by:

* Sending a written request by mail to PIMCO Funds.

* Telephone us at 1-800-927-4648 and a Shareholder
Services associate will assist you.

* By sending a fax to our Shareholder Services department at 1-949-725-6830.

(Continued on back).

PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCOs Shareholder Services offer several programs to investors:

* The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except
PIMCO International Bond and Emerging Markets
Bond II Funds).

* Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling 1-800-987-4626.

* Information about PIMCO Funds can be obtained on PIMCOs Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES